NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory (Details) - USD ($)	Sep. 30, 2023	Sep. 29, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Details
Inventory Allowances	$ 1,643,585	$ 1,914,891	$ (1,914,891)	$ 1,914,891	$ (1,914,891)